Landfill Accounting - Summary of Liabilities for Final Closure and Post-Closure Costs (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 193.7	$ 201.1	$ 201.1	$ 184.3
Increase in retirement obligation			9.8	11.5
Accretion of closure and post-closure costs	6.5	$ 6.7	13.1	13.5	$ 15.0
Disposition			(3.2)	0.0
Change in estimate			(2.9)	5.6
Costs incurred	(3.9)		(24.2)	(13.8)
Ending balance	200.9		193.7	201.1	$ 184.3
Less: Current portion	(30.8)		(30.2)	(29.2)
Noncurrent portion of retirement obligation	$ 170.1		$ 163.5	$ 171.9